PARENT COMPANY FINANCIAL INFORMATION - P&L (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit (loss) from operating activities	$ 12,507,000	$ 40,327,000	$ 12,645,000
Net finance expense	(100,999,000)	(82,428,000)	(57,120,000)
Profit (loss) before tax	(88,492,000)	(42,101,000)	(44,475,000)
Income tax expense	4,459,000	4,779,000	36,218,000
Profit (loss)	(92,951,000)	(46,880,000)	(80,693,000)
Atento Luxco 1, S.A. [member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit (loss) from operating activities	(612,000)	(656,000)	(1,933,000)
Net finance expense	(508,000)	878,000	(53,000)
Profit (loss) before tax	(1,120,000)	222,000	(1,986,000)
Profit (loss)	$ (1,120,000)	$ 222,000	$ (1,986,000)